FINANCIAL STATEMENTS SCHEDULE I	12 Months Ended
Dec. 31, 2021
FINANCIAL STATEMENTS SCHEDULE I
FINANCIAL STATEMENTS SCHEDULE I

FINANCIAL STATEMENTS SCHEDULE I

ZTO EXPRESS (CAYMAN) INC.

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED BALANCE SHEETS

(Amounts in thousands, except for share and per share data)

	As of December 31,
	2020	2021
	RMB	RMB	US$
			(Note 4)
ASSETS
Current assets:
Cash and cash equivalents	3,443,624	621,034	97,455
Short-term investment	2,509,137	196,462	30,829
Prepayments and other current assets	13,013	—	—
Amounts due from subsidiaries	4,993,853	2,692,898	422,573
Total current assets	10,959,627	3,510,394	550,857
Long-term investment	652,500	—	—
Investments in equity investees including subsidiaries, consolidated VIE, VIE's subsidiaries	37,391,446	45,807,179	7,188,146
TOTAL ASSETS	49,003,573	49,317,573	7,739,003
LIABILITIES AND EQUITY
Dividends payable	11,198	708	111
Other current liability	13,562	42,358	6,646
Short-term bank borrowing	—	637,260	100,000
Total liabilities	24,760	680,326	106,757

Shareholders' equity:
Ordinary shares (US$0.0001 par value; 10,000,000,000 shares Authorized; 855,301,115 shares issued and 828,869,972 shares outstanding as of December 31, 2020; 826,943,309 shares issued and 808,448,289 shares outstanding as of December 31, 2021)	553	535	84
Additional paid-in capital	30,613,948	28,229,026	4,429,750
Treasury shares, at cost (18,983,830 and 11,683,474 shares as of December 31, 2020 and 2021, respectively)	(2,578,870)	(2,067,009)	(324,359)
Retained earnings	21,038,753	22,716,799	3,564,762
Accumulated other comprehensive loss	(95,571)	(242,104)	(37,991)
Total shareholders' equity	48,978,813	48,637,247	7,632,246
TOTAL LIABILITIES AND EQUITY	49,003,573	49,317,573	7,739,003

FINANCIAL STATEMENTS SCHEDULE I

ZTO EXPRESS (CAYMAN) INC.

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

(Amounts in thousands, except for share and per share data)

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
				(Note 4)
Operating expenses:
General and administrative	(325,559)	(284,193)	(251,146)	(39,410)
Other operating income, net	52,937	146,168	54,620	8,571
Total operating expenses	(272,622)	(138,025)	(196,526)	(30,839)
Interest income	412,311	199,991	72,987	11,453
Interest expense	—	—	(2,206)	(346)
Income/(loss) from operations	139,689	61,966	(125,745)	(19,732)
Income tax expense	(61,505)	(62,887)	(23,101)	(3,625)
Loss from fair value change at financial instruments	—	(2,948)	(40,916)	(6,421)
Share of profit in subsidiaries, consolidated VIE, VIE's subsidiaries	5,595,961	4,316,082	4,944,589	775,914
Net income attributable to ZTO Express (Cayman) Inc.	5,674,145	4,312,213	4,754,827	746,136
Net income attributable to ordinary shareholders	5,674,145	4,312,213	4,754,827	746,136
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustment	104,004	(771,291)	(146,533)	(22,994)
Comprehensive income	5,778,149	3,540,922	4,608,294	723,142

FINANCIAL STATEMENTS SCHEDULE I

ZTO EXPRESS (CAYMAN) INC.

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands, except for share and per share data)

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
				(Note 4)
Cash flows from operating activities:
Net income	5,674,145	4,312,213	4,754,827	746,136
Adjustments to reconcile net income to net cash used by operating activities
Share-based compensation	316,666	264,154	248,027	38,921
Share of profit in subsidiaries and VIE	(5,595,961)	(4,316,082)	(4,944,589)	(775,914)
Changes in operating assets and liabilities:
Prepayments and other current assets	53,628	105,610	13,013	2,042
Deferred income tax	(858)	28,146	—	—
Other current liabilities	—	—	17,598	2,762
Other non-current liabilities	(14,448)	(90,877)	—	—
Net cash provided by operating activities	433,172	303,164	88,876	13,947
Cash flows from investing activities:
Loans to and investments in subsidiaries, consolidated VIE, VIE's subsidiaries and equity investees	(2,051,918)	(10,010,593)	(1,249,655)	(196,099)
Purchases of short-term investment	(10,089,829)	(6,095,450)	(8,268,243)	(1,297,468)
Maturity of short-term investment	14,072,901	12,297,430	10,552,118	1,655,858
Purchase of long-term investment	(707,870)	—	—	—
Maturity of long-term investment	—	—	645,110	101,232
Net cash provided by /(used in) investing activities	1,223,284	(3,808,613)	1,679,330	263,523
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net of issuance cost and commission paid of RMB69,498	—	9,771,782	—	—
Payment of issuance cost	—	—	(887)	(139)
Proceeds from short-term borrowings	—	—	647,386	101,589
Payment of dividends	(1,270,773)	(1,649,308)	(1,353,969)	(212,467)
Repurchase of ordinary shares	(762,893)	(1,228,341)	(3,810,586)	(597,964)
Net cash (used in)/provided by financing activities	(2,033,666)	6,894,133	(4,518,056)	(708,981)
Effect of exchange rate changes on cash, cash equivalents	(1,933)	(339,801)	(72,740)	(11,414)
Net change in cash, cash equivalents	(379,143)	3,048,883	(2,822,590)	(442,925)
Cash, cash equivalents, beginning of year	773,884	394,741	3,443,624	540,380
Cash, cash equivalents, end of year	394,741	3,443,624	621,034	97,455

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
				(Note 4)
Supplemental disclosure on non-cash information
Cash dividends declared in payables	1,629	9,673	321	50

FINANCIAL STATEMENTS SCHEDULE I

ZTO EXPRESS (CAYMAN) INC.

FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO SCHEDULE I

1)           Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company does not include condensed financial information as to the changes in equity as such financial information is the same as the consolidated statements of changes in shareholders’ equity.

2)           The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIE. For the parent company, the Company records its investments in subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Investment in subsidiaries and VIE” and the subsidiaries and VIE’s profit or loss as “Equity in profit/loss of subsidiaries and VIE” on the Condensed Statements of Operations and Comprehensive Income.

3)           As of December 31, 2020 and 2021, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or guarantees of the Company.

4)           Translations of balances in the additional financial information of Parent Company- Financial Statements Schedule I from RMB into US$ as of and for the year ended December 31, 2021 are solely for the convenience of the readers and were calculated at the rate of 6.3726, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 30, 2021. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 30, 2021, or at any other rate.